COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) - Royalty Commitment with the Office of the Chief Scientist [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities	$ 8,552
Royalties included in cost of revenue	$ 115	$ 103	$ 136
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Total royalties as a percent of grants received	100.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	5.00%
Total royalties as a percent of grants received	150.00%